Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2024	December 31, 2023
	$	$
Cash	3,212	12,050
Cash equivalents	337,951	183,466
	341,163	195,516